Note 7 - General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of expenses [text block]
	Year Ended December 31,
	2020	2019
Corporate administration	$5,012	$5,202
Salaries and benefits	11,271	13,797
Audit, legal and professional fees	5,353	4,943
Filing and listing fees	499	429
Directors fees and expenses	842	793
Depreciation	1,878	1,636
	$24,855	$26,800